UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    FCG Advisors, LLC
Address: One Main Street, Suite 202
         Chatham, NJ 07928

Form 13F File Number: 28-14872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Combias
Title:   Managing Member
Phone:   (973) 635-7374
Signature, Place, and Date of Signing:

      /s/ John A. Combias           Chatham, NJ              May 14, 2013
   -----------------------   ------------------------   ----------------------
         [Signature]               [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                           -------------
Form 13F Information Table Entry Total:         64
                                           -------------
Form 13F Information Table Value Total:      $114,940
                                           -------------
                                            (thousands)
                                           -------------

List of Other Included Managers:             None


                                    TITLE                    VALUE   SHARES OR  SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
ISSUER                            OF CLASS   CUSIP          (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGER  SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AAPL        APPLE INC               COM       37833100           967        2184 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 ALU   ALCATEL-LUCENT SPON          COM       13904305           364         274 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
ASEN  AMER STD ENERGY CORP          COM      02971T107            91      146743 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 BAC     BANK OF AMERICA            COM       60505104           189       15519 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 BMY  BRISTOL MYERS SQUIBB          COM      110122108           223        5402 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
BRKB   BERKSHIRE HATHAWAY           COM       84670702           221        2119 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 BSV  VANGUARD BD INDEX FD          ETF      921937827          1267       15648 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 BWX    SPDR SERIES TRUST           ETF      78464A516          4714       81481 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 BWZ    SPDR SERIES TRUST           ETF      78464A334          5835      165057 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 CB        CHUBB CORP               COM      171232101           350        4000 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
CELG      CELGENE CORP              COM      151020104         26695      230316 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
CITZ     CFS BANCORP INC            COM      12525D102          1605      201060 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
COVR   COVER ALL TECH INC           COM      222892101            31       25000 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
CSCO      CISCO SYS INC             COM      17275R102           734       35131 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 CVX    CHEVRON CORP NEW            COM      166764100           350        3941 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 DBC     POWERSHARES DB             ETF      739358105          1321       48372 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 EEM       ISHARES TR               ETF      464287234          7062      165101 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 EFA       ISHARES TR               ETF      464287465          4598       77952 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 ELD      WISDOMTREE TR             ETF      97717X867          1690       32174 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 EMB   ISHARES TR JPMORGAN          ETF      464288281          4806       40855 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 EMC     E M C CORP MASS            COM      268648102          2253       94295 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 FB     FACEBOOK INC COM            COM      30303M102           524       20502 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 GE    GENERAL ELECTRIC CO          COM      369604103           957       41390 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 GLD    SPDR GOLD TR GOLD           ETF      78463V107          1633       10569 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
GOOG       GOOGLE INC               COM      38259P508           218         275 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 GSG    ISHARES S&P GSCI            ETF      46428R107           530       16102 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 GWX   SPDR INDEX SHS FDS           ETF      78463X871           857       27961 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 IBM   INTL BUSINESS MACH           COM      459200101           587        2751 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
INTC       INTEL CORP               COM      458140100           343       15681 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 IVE   ISHARES TR S&P 500/          ETF      464287408           452        6129 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 IVV    ISHARES CORE S&P            ETF      464287200           308        1958 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 IVW   ISHARES TR S&P 500/          ETF      464287309           436        5299 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 IWD   ISHARES TR RUSSELL           ETF      464287598          1721       21200 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 IWF   ISHARES TR RUSSELL           ETF      464287614          1120       15688 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 IWN       ISHARES TR               ETF      464287630          1076       12834 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 IWO   ISHARES TR RUSSELL           ETF      464287648           875        8131 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 IWP   ISHARES TR RUSSELL           ETF      464287481          1914       27401 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 IWS   ISHARES TR RUSSELL           ETF      464287473          2427       42582 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 JNJ    JOHNSON & JOHNSON           COM      478160104          3270       40106 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 JNK  SPDR SER TR BARCLAYS          ETF      78464A417          3219       78296 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 JPM   JPMORGAN CHASE & CO          COM      46625H100          1660       34977 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
MBLX    METABOLIX INC COM           COM      591018809           632      345203 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 MMM       3M COMPANY               COM      88579Y101           398        3740 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
MSFT     MICROSOFT CORP             COM      594918104           601       21022 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
MXIM    MAXIM INTEGRATED            COM      57772K101          2423       74255 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
NEWS  NEWSTAR FINL INC COM          COM      65251F105          1855      140199 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
NPSP   NPS PHARMACEUTICALS          COM      62936P103          1379      135174 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 NYX      NYSE EURONEXT             COM      62949W103           464       12000 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
  O    REALTY INCOME CORP           COM      756109104           261        5748 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 OEF   ISHARES TR S&P 100           ETF      464287101          1128       16011 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 PEG     PUBLIC SERVICE             COM      744573106           450       13099 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 PFE       PFIZER INC               COM      717081103           339       11759 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 PM    PHILIP MORRIS INTL           COM      718172109           248        2676 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 RWO   SPDR INDEX SHS FDS           ETF      78463X749           286        6460 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 RWX   SPDR INDEX SHS FDS           ETF      78463X863          2084       48462 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 SCZ  ISHARES TR MSCI EAFE          ETF      464288273           411        9345 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 SDY       SPDR SER TR              ETF      78464A763          1743       26418 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
  T         AT&T INC                COM      00206R102           284        7740 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 TIP    ISHARES BARCLAYS            ETF      464287176          4628       38164 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 UTX   UNITED TECHNOLOGIES          COM      913017109           202        2160 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 VNQ   VANGUARD INDEX FDS           ETF      922908553          2124       30121 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 VXF    VANGUARD INDEX TR           ETF      922908652          1919       28116 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 VZ          VERIZON                COM      92343V104           348        7077 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
 XOM    EXXON MOBIL CORP            COM      30231G102          1240       13760 Sh           Sole                              x
------------------------------------------------------------------------------------------------------------------------------------
